SUBSEQUENT EVENTS (Narrative) (Details)		12 Months Ended
	Feb. 04, 2021 USD ($) share	Jan. 31, 2020 share	Apr. 05, 2021 share
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants exercised		915,045
Events after reporting period
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants exercised	456,100
Proceeds from warrant exercised | $	$ 535,204
Events after reporting period | Director
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants exercised	426,100
Events after reporting period | Purchase agreement
Disclosure of non-adjusting events after reporting period [line items]
Issuance of common shares			19,774